Loans - Summary of Loan Credit Quality (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total	$ 340,719	$ 329,073	$ 110,516
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	332,791	320,297	108,222
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	2,436	3,197	1,034
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	5,492	5,579	1,260
Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	290,996	284,930	92,345
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	66,715	68,169	51,960
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	65,025	66,271	51,644
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	941	972	316
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	749	926
Real Estate Mortgage Loans [Member] | Commercial Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	199,172	192,568	32,665
Real Estate Mortgage Loans [Member] | Commercial Real Estate Multi Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	196,938	189,979	31,883
Real Estate Mortgage Loans [Member] | Commercial Real Estate Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	748	1,066	413
Real Estate Mortgage Loans [Member] | Commercial Real Estate Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,486	1,523	369
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	17,710	17,570	7,075
Real Estate Mortgage Loans [Member] | Construction and Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	16,876	16,705	6,864
Real Estate Mortgage Loans [Member] | Construction and Land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	677	707	211
Real Estate Mortgage Loans [Member] | Construction and Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	157	158
Real Estate Mortgage Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	7,399	6,623	645
Real Estate Mortgage Loans [Member] | Home Equity [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	7,030	6,241	645
Real Estate Mortgage Loans [Member] | Home Equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		382
Real Estate Mortgage Loans [Member] | Home Equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	369
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	47,311	41,417	16,773
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	44,510	38,375	15,788
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	70	70	94
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	2,731	2,972	891
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	2,412	2,726	1,398
Consumer Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	$ 2,412	$ 2,726	$ 1,398